Fair Value Measurement (Details) - Schedule of assumptions used for the valuation of the warrants	12 Months Ended
Dec. 31, 2021
Minimum [Member] | Blade Therapeutics, Inc. [Member]
Fair Value Measurement (Details) - Schedule of assumptions used for the valuation of the warrants [Line Items]
Dividend yield
Tranche obligation [Member]
Fair Value Measurement (Details) - Schedule of assumptions used for the valuation of the warrants [Line Items]
Risk-free interest rate	0.05%
Tranche obligation [Member] | Minimum [Member] | Blade Therapeutics, Inc. [Member]
Fair Value Measurement (Details) - Schedule of assumptions used for the valuation of the warrants [Line Items]
Risk-free interest rate	0.02%
Weighted-average expected term (years)	3 months
Weighted-average expected volatility	25.00%